Segment Reporting (Details) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019		Jun. 30, 2020		Jun. 30, 2019
Revenues
- Related party						$ 433,383
- Third parties				6,535,956		41,337,664
Net revenues	$ 1,136,799	$ 1,786,226		6,535,956		41,771,047
Cost of revenues	1,095,226	683,404		3,678,863		36,006,510
Gross profit	41,573	1,102,822		2,857,093		5,764,537
Depreciation and amortization	83,719	154,577		402,294		130,920
Total capital expenditures		$ 4,538		$ 6,984		$ 143,493
Gross margin%	3.70%	61.70%		43.70%		13.80%
Shipping Agency Services [Member]
Revenues
- Related party
- Third parties				2,105,651		2,093,680
Net revenues	$ 206,845	$ 500,000		2,105,651		2,093,680
Cost of revenues	176,968	95,822		827,690		1,894,332
Gross profit	29,877	404,178		1,277,961		199,348
Depreciation and amortization	80,269	102,774		340,421
Total capital expenditures		$ 4,538		$ 6,984
Gross margin%	14.40%	80.80%		60.70%		9.50%
Freight Logistic Services [Member]
Revenues
- Related party
- Third parties				4,368,596	[1]	37,725,136
Net revenues	$ 929,954	$ 1,242,142	[2]	4,368,596		37,725,136
Cost of revenues	918,258	547,684	[2]	2,795,859	[1]	33,556,109
Gross profit	11,696	694,458		1,572,737		4,169,027
Depreciation and amortization	3,450	7,702		7,684		1,902
Total capital expenditures						$ 125,817
Gross margin%	1.30%	55.90%		36.00%		11.10%
Container Trucking Services [Member]
Revenues
- Related party
- Third parties				61,709		482,432
Net revenues		$ 44,084		61,709		482,432
Cost of revenues		39,898		55,314		427,445
Gross profit		4,186		6,395		54,987
Depreciation and amortization		44,101		54,189		18,197
Total capital expenditures						$ 17,675
Gross margin%		9.50%		10.40%		11.40%
Inland Transportation Management Services [Member]
Revenues
- Related party						$ 433,383
- Third parties						1,036,416
Net revenues						1,469,799
Cost of revenues						128,624
Gross profit						1,341,175
Depreciation and amortization						$ 110,821
Total capital expenditures
Gross margin%						91.20%

[1]	For certain freight logistics contracts that the Company entered into with customers starting from first quarter of fiscal year 2020, the Company (i) acts as an agent in arranging the relationship between the customer and the third-party service provider and (ii) does not control the services rendered to the customers, revenues related to these contracts are presented net of related costs. For the year ended June 30, 2020, gross revenues and gross cost of revenues related to these contracts amounted to approximately $25.8 million and $24.3 million, respectively.
[2]	For certain freight logistics contracts that the Company entered into with customers starting from first quarter of fiscal year 2020, the Company (i) acts as an agent in arranging the relationship between the customer and the third-party service provider and (ii) does not control the services rendered to the customers, revenues related to these contracts are presented net of related costs. For the three months ended September 30, 2019, gross revenues and gross cost of revenues related to these contracts amounted to approximately $9.1 million and $8.5 million, respectively. There was no such transaction for the three months ended September 30, 2020.